Deposits by Banks	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Deposits by Banks

26. DEPOSITS BY BANKS

	2018 £m	2017 £m
Items in the course of transmission	262	303
Deposits held as collateral	4,058	1,760
Other deposits(1)	13,504	10,645

	17,824	12,708

(1)	Includes drawdown from the TFS of £10.8bn (2017: £8.5bn).

Santander UK Group Holdings plc [member]
Statement [LineItems]
Deposits by Banks	8. DEPOSITS BY BANKS These consist of amounts due to subsidiaries and are repayable on demand.